Derivative financial instruments (Details 6) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	$ 103,997	$ 110,596
Total	103,997	$ 110,596
Not later than one year [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	35,328
Total	35,328
Later than one year and not later than three years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	52,040
Total	52,040
Later than three years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	16,629
Total	$ 16,629